SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended		2 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	May 26, 2026	Apr. 24, 2026	Jan. 06, 2026	Jan. 05, 2026	Apr. 24, 2026	Feb. 28, 2026	May 29, 2026	May 26, 2026	May 22, 2026	Mar. 31, 2026	Mar. 31, 2025	Jul. 14, 2026	Jul. 14, 2026	Dec. 31, 2025	Dec. 31, 2024	Jul. 24, 2026
Subsequent Event [Line Items]
Shares issued, gross proceeds										$ 839,854				$ 36,470
Net proceeds from issuance of shares										1,089,742				36,470
Value issued for services										525,001				343,200
Principal amount										$ 252,736				$ 127,937
Purchase price										$ 5.00
Loss on settlement										$ (513,512)
Senior Secured Promissory Notes [Member]
Subsequent Event [Line Items]
Maturity date														Dec. 31, 2026
Principal amount														$ 274,155
Interest rate														15.00%
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Maturity date						Apr. 10, 2026
Interest rate						0.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount																$ 75,000
Interest rate																0.00%
Subsequent Event [Member] | Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Cash				$ 30,000
Subsequent Event [Member] | Redeemed Senior Secured Promissory Notes [Member]
Subsequent Event [Line Items]
Principal amount							$ 383,645
Accrued interest							30,222
Loss on settlement							$ 1,743,896
Subsequent Event [Member] | Senior Secured Promissory Notes [Member]
Subsequent Event [Line Items]
Principal amount												$ 513,288	$ 513,288
Accrued interest												46,450
Loss on settlement												$ 2,317,187
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Repaid promissory note								$ 4,700
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Repaid promissory note					$ 14,980
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Repaid promissory note								$ 4,700
Maturity date	Apr. 10, 2026	Mar. 31, 2026
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Repaid promissory note					$ 14,980
Common Stock [Member]
Subsequent Event [Line Items]
Shares new issues										271,780				48,200
Shares issued, gross proceeds										$ 27				$ 5
Shares issued for services										105,000				5,720,000
Value issued for services										$ 11				$ 572
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares new issues							176,562					288,342
Shares issued, gross proceeds							$ 882,810					$ 1,441,710
Net proceeds from issuance of shares									$ 818,175			$ 1,107,917
Shares issued for services									12,500				117,500
Value issued for services									$ 62,500				$ 587,500
Common Stock [Member] | Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Shares new issues		519,258	160,000
Purchase price		$ 5.00			$ 5.00
Gross proceeds		$ 2,600,000	$ 800,000
Shares issued, price per share			$ 5.00
Common Stock [Member] | Subsequent Event [Member] | Mr Trawick [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Shares new issues		3,196,737
Purchase price		$ 0.10			$ 0.10
Gross proceeds		$ 320,000